Property and equipment, net - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Payments to Acquire Other Productive Assets			$ 1,600	$ 138	$ 125
DSS
Payments to Acquire Other Productive Assets	$ 1,358
Percentage of land acquired	33.34%	33.34%
Purchase price of land | €		€ 1.1